Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	$ 79,898	$ 80,059
Ying Mining District [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	61,350	59,854
GC [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	13,648	15,289
Other [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	2,908	3,314
Corporate [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	1,992	1,602
Land use rights and building [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	51,268	55,340
Land use rights and building [Member] | Ying Mining District [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	37,669	41,155
Land use rights and building [Member] | GC [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	9,629	10,403
Land use rights and building [Member] | Other [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	2,183	2,490
Land use rights and building [Member] | Corporate [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	1,787	1,292
Office equipment [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	3,823	3,737
Office equipment [Member] | Ying Mining District [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	3,185	2,991
Office equipment [Member] | GC [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	415	440
Office equipment [Member] | Other [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	46	63
Office equipment [Member] | Corporate [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	177	243
Machinery [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	10,414	11,161
Machinery [Member] | Ying Mining District [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	6,942	7,433
Machinery [Member] | GC [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	3,344	3,568
Machinery [Member] | Other [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	128	160
Machinery [Member] | Corporate [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment
Motor vehicles [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	2,200	2,593
Motor vehicles [Member] | Ying Mining District [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	1,905	2,067
Motor vehicles [Member] | GC [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	198	367
Motor vehicles [Member] | Other [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	69	92
Motor vehicles [Member] | Corporate [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	28	67
Construction in progress [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	12,193	7,228
Construction in progress [Member] | Ying Mining District [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	11,649	6,208
Construction in progress [Member] | GC [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	62	511
Construction in progress [Member] | Other [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment	482	509
Construction in progress [Member] | Corporate [Member]
Plant and Equipment (Details) - Schedule of Carrying Amount of Plant and Equipment [Line Items]
Plant and equipment